Summary Of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule Of Accounts Receivable

Accounts receivable consists of the following:

	September 30, 2017	December 31, 2016
	(in thousands)
Oil, natural gas and natural gas liquids sales	$27,670	$25,156
Joint interest billings	16,792	10,427
Pooling interest (1)	27,600	2,917
Allowance for doubtful accounts	(802)	(889)

Total accounts receivable, net	$71,260	$37,611

(1)	Pooling interest relates to Oklahoma’s forced pooling process to ensure all working interest owners participate in drilling and spacing units for wells we propose to drill as operator on our STACK acreage. We expect full realization from our pooling efforts associated with the drilling activities in Oklahoma totaling approximately $27.6 million over the next 12 months.

Accounts receivable consisted of the following:

	As of December 31,
	2016	2015
	(in thousands)
Oil, natural gas and natural gas liquids sales	$25,149	$17,865
Joint interest billings	13,344	10,162
Other	7	486
Allowance for doubtful accounts	(889)	(1,402)

Total accounts receivable, net	$37,611	$27,111